Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Document Type	40-F
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	Sprott Physical Gold & Silver Trust
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	194,827,300
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Central Index Key	0001726122
Amendment Flag	false